Alpha Architect U.S. Quantitative Value ETF
Schedule of Investments
December 31, 2021 (Unaudited)

Shares		Value

COMMON STOCKS - 99.8%
Administrative Management and General Management Consulting Services - 2.0%
50,707	ManpowerGroup, Inc.	$4,935,312
Alumina Refining and Primary Aluminum Production - 2.2%
90,570	Alcoa Corp.	5,396,161
Basic Inorganic Chemical Manufacturing - 4.0%
86,191	Olin Corp.	4,957,706
52,042	Westlake Chemical Corp.	5,054,839
		10,012,545
Clothing Stores - 4.1%
211,174	American Eagle Outfitters, Inc.	5,346,926
116,269	Buckle, Inc.	4,919,341
		10,266,267
Construction Material Merchant Wholesalers - 2.1%
61,798	Builders FirstSource, Inc. (a)	5,296,707
Corrugated and Solid Fiber Box Manufacturing - 1.9%
101,739	International Paper Co.	4,779,698
Crude Petroleum Extraction - 2.0%
260,929	Magnolia Oil & Gas Corp.	4,923,730
Department Stores - 5.9%
19,128	Dillards, Inc. - Class A	4,686,743
99,583	Kohl’s Corp.	4,918,404
194,342	Macy’s, Inc.	5,087,874
		14,693,021
Electronic Component Manufacturing - 2.0%
44,183	Atkore, Inc. (a)	4,912,708
Electronic Computer Manufacturing - 2.0%
129,202	HP, Inc.	4,867,039
Electronic Parts and Equipment Merchant Wholesalers - 2.1%
38,092	Arrow Electronics, Inc. (a)	5,114,613
Electronics Stores - 2.0%
47,656	Best Buy Co., Inc.	4,841,850
Fertilizer (Mixing Only) Manufacturing - 2.1%
130,687	Mosaic Co.	5,134,692
General Freight Trucking, Long-Distance, Less Than Truckload - 2.2%
45,130	ArcBest Corp.	5,408,831
Home Furnishings Stores - 1.9%
28,172	Williams-Sonoma, Inc.	4,764,730
In-Vitro Diagnostic Substance Manufacturing - 1.9%
60,833	Hologic, Inc. (a)	4,657,374
Iron and Steel Mills and Ferroalloy Manufacturing - 7.8%
231,951	Cleveland-Cliffs, Inc. (a)	5,049,573
41,052	Nucor Corp.	4,686,086
77,054	Steel Dynamics, Inc.	4,782,742
206,546	United States Steel Corp.	4,917,860
		19,436,261
Jewelry Stores - 2.0%
57,592	Signet Jewelers Ltd. ADR (b)	5,012,232
Lawn and Garden Tractor and Home Lawn and Garden Equipment Manufacturing - 1.9%
41,425	AGCO Corp.	4,806,129
Major Household Appliance Manufacturing - 1.9%
19,804	Whirlpool Corp.	4,647,207
Medical Laboratories - 3.9%
15,515	Laboratory Corp. of America Holdings (a)	4,874,968
27,570	Quest Diagnostics, Inc.	4,769,886
		9,644,854
Metal Service Centers and Other Metal Merchant Wholesalers - 2.0%
30,017	Reliance Steel & Aluminum Co.	4,869,358
Millwork (including Flooring) - 2.0%
63,098	Louisiana-Pacific Corp.	4,943,728
Motor Home Manufacturing - 2.1%
70,246	Winnebago Industries, Inc.	5,262,830
Natural Gas Distribution - 2.0%
106,340	UGI Corp.	4,882,069
New Car Dealers - 4.0%
16,764	Lithia Motors, Inc.	4,978,070
47,184	Penske Automotive Group, Inc.	5,059,068
		10,037,138
New Housing For-Sale Builders - 4.0%
44,305	Lennar Corp.	5,146,469
31,503	LGI Homes, Inc. (a)	4,866,583
		10,013,052
New Single-Family Housing Construction (except For-Sale Builders) - 2.0%
88,192	PulteGroup, Inc.	5,041,055
Nonmetallic Mineral Product Manufacturing - 2.0%
53,849	Owens Corning	4,873,335
Petrochemical Manufacturing - 2.0%
54,032	LyondellBasell Industries N.V. ADR (b)	4,983,371
Pharmaceutical Preparation Manufacturing - 3.9%
66,657	Gilead Sciences, Inc.	4,839,965
7,604	Regeneron Pharmaceuticals, Inc. (a)	4,802,078
		9,642,043
Saw Blade and Handtool Manufacturing - 1.9%
22,016	Snap-on, Inc.	4,741,806
Shoe Stores - 2.0%
112,392	Foot Locker, Inc.	4,903,663
Sporting Goods Stores - 2.1%
45,558	Dicks Sporting Goods, Inc. (c)	5,238,714
Television Broadcasting - 2.0%
32,760	Nexstar Media Group, Inc.	4,946,105
Transportation Equipment Manufacturing - 2.0%
45,713	Polaris, Inc.	5,024,316
Truck, Utility Trailer, and RV (Recreational Vehicle) Rental and Leasing - 2.0%
6,714	AMERCO	4,875,908
Women’s, Girls’, and Infants’ Cut and Sew Apparel Manufacturing - 3.9%
45,601	Carter’s, Inc.	4,615,733
168,746	Urban Outfitters, Inc. (a)	4,954,383
		9,570,116
	TOTAL COMMON STOCKS (Cost $228,856,601)	247,400,568

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.0%(d)
102,254	First American Government Obligations Fund - Class X, 0.03% (e)	102,254
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $102,254)	102,254

MONEY MARKET FUNDS - 0.2%
508,007	First American Government Obligations Fund - Class X, 0.03% (e)	508,007
	TOTAL MONEY MARKET FUNDS (Cost $508,007)	508,007

	TOTAL INVESTMENTS (Cost $229,466,862) - 100.0%	248,010,829
	Other Liabilities in Excess of Assets - 0.0% (d)	(28,680)
	TOTAL NET ASSETS - 100.0%	$247,982,149

ADR - American Depository Receipt

Percentages are stated as a percent of net assets.

(a)	Non-Income producing security.
(b)	Foreign Issued Security.
(c)	This security or a portion of this security was out on loan as of December 31, 2021. Total loaned securities had a market value of $100,106 as of December 31, 2021.
(d)	Represents less than 0.05% of net assets.
(e)	Rate shown is the 7-day effective yield.

Alpha Architect International Quantitative Value ETF
Schedule of Investments
December 31, 2021 (Unaudited)

Shares		Value

COMMON STOCKS - 99.6%
Australia - 11.9%
92,946	BHP Group Ltd.	$2,806,341
176,320	BlueScope Steel Ltd.	2,681,078
203,721	Fortescue Metals Group Ltd.	2,847,244
709,929	Harvey Norman Holdings Ltd.	2,551,546
75,058	JB Hi-Fi Ltd.	2,638,673
148,273	Newcrest Mining Ltd.	2,640,797
		16,165,679
Austria - 2.1%
76,956	Voestalpine AG	2,803,657
Denmark - 2.3%
876	AP Moller - Maersk A/S	3,144,832
Germany - 5.9%
44,512	Covestro AG	2,746,685
37,948	HeidelbergCement AG	2,571,486
28,735	Rheinmetall AG	2,717,287
		8,035,458
Italy - 2.0%
192,262	Eni S.p.A.	2,674,835
Japan - 40.9%
69,451	Aisin Corp.	2,662,601
114,966	ComSys Holdings Corp.	2,559,575
86,954	Denka Co., Ltd.	2,842,276
99,866	Idemitsu Kosan Co., Ltd.	2,549,826
127,978	Japan Tobacco, Inc.	2,583,925
305,013	Mazda Motor Corp.	2,346,662
95,075	Mitsui Chemicals, Inc.	2,553,958
157,761	NGK Insulators Ltd.	2,666,151
151,097	NGK Spark Plug Co., Ltd.	2,631,029
45,251	Nippon Express Co., Ltd. (a)	2,700,977
158,077	Seiko Epson Corp.	2,846,018
129,958	Sekisui House Ltd.	2,789,414
28,844	Shimamura Co., Ltd.	2,422,264
113,925	Sumitomo Heavy Industries Ltd.	2,762,208
249,507	Sumitomo Rubber Industries Ltd.	2,542,139
162,768	The Yokohama Rubber Co., Ltd.	2,607,854
171,089	Toppan, Inc.	3,206,710
175,472	Tosoh Corp.	2,602,410
128,501	Toyota Boshoku Corp.	2,520,197
98,403	Yamaha Motor Co., Ltd.	2,360,201
112,469	Yamato Holdings Co., Ltd.	2,642,821
		55,399,216
Luxembourg - 2.1%
52,595	Aperam S.A.	2,852,651
Malta - 2.0%
221,885	Kindred Group PLC	2,644,587
Norway - 2.0%
101,725	Equinor ASA	2,724,895
Singapore - 2.0%
2,694,660	Yangzijiang Shipbuilding Holdings Ltd.	2,679,463
Spain - 1.9%
593,769	Telefonica S.A.	2,603,971
Sweden - 10.2%
75,793	Boliden AB	2,935,697
114,017	Electrolux AB	2,769,608
68,593	Lundin Energy AB	2,463,251
591,139	SSAB AB (b)	2,983,760
247,520	Telefonaktiebolaget LM Ericsson	2,733,452
		13,885,768
United Kingdom - 14.3%
277,389	Barratt Developments PLC	2,808,432
2,944,241	Centrica PLC (b)	2,849,394
589,523	Kingfisher PLC	2,699,454
41,568	Rio Tinto PLC	2,752,445
384,240	Royal Mail PLC	2,631,638
123,383	SSE PLC	2,753,906
1,236,075	Taylor Wimpey PLC	2,936,264
		19,431,533
	TOTAL COMMON STOCKS (Cost $135,227,928)	135,046,545

MONEY MARKET FUNDS - 0.4%
474,843	First American Government Obligations Fund - Class X, 0.03% (c)	474,843
	TOTAL MONEY MARKET FUNDS (Cost $474,843)	474,843

	TOTAL INVESTMENTS (Cost $135,702,771) - 100.0%	135,521,388
	Other Assets in Excess of Liabilities - 0.0% (d)	46,052
	TOTAL NET ASSETS - 100.0%	$135,567,440

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Value determined using significant unobservable inputs.

(b)	Non-Income producing security.

(c)	Rate shown is the 7-day effective yield.

(d)	Represents less than 0.05% of net assets.

Alpha Architect U.S. Quantitative Momentum ETF
Schedule of Investments
December 31, 2021 (Unaudited)

Shares		Value

COMMON STOCKS - 99.4%
Activities Related to Real Estate - 2.3%
7,499	Jones Lang LaSalle, Inc. (a)	$2,019,781
Amusement and Theme Parks - 2.2%
30,527	SeaWorld Entertainment, Inc. (a)	1,979,981
Casinos (except Casino Hotels) - 2.4%
39,272	Red Rock Resorts, Inc.	2,160,353
Commercial Banking - 10.1%
23,746	East West Bancorp, Inc.	1,868,335
5,698	Signature Bank	1,843,132
2,567	SVB Financial Group (a)	1,741,042
37,814	Wells Fargo & Co.	1,814,316
16,501	Western Alliance Bancorp	1,776,333
		9,043,158
Consumer Lending - 2.2%
91,442	Navient Corp.	1,940,399
Crude Petroleum Extraction - 18.0%
103,720	Antero Resources Corp. (a)	1,815,100
34,926	Civitas Resources, Inc.	1,710,326
22,631	Denbury, Inc. (a)	1,733,308
42,253	Devon Energy Corp.	1,861,245
16,669	Diamondback Energy, Inc.	1,797,752
94,415	Magnolia Oil & Gas Corp.	1,781,611
46,499	Matador Resources Co.	1,716,743
15,111	Oasis Petroleum, Inc.	1,903,835
51,076	Ovintiv, Inc.	1,721,261
		16,041,181
Custom Computer Programming Services - 4.1%
2,920	EPAM Systems, Inc. (a)	1,951,874
13,412	Perficient, Inc. (a)	1,734,037
		3,685,911
Department Stores - 1.7%
6,317	Dillards, Inc. - Class A	1,547,791
Electromedical and Electrotherapeutic Apparatus Manufacturing - 3.9%
3,201	Dexcom, Inc. (a)	1,718,777
10,011	Shockwave Medical, Inc. (a)	1,785,262
		3,504,039
Electronic Shopping and Mail-Order Houses - 1.5%
23,437	Revolve Group, Inc. (a)	1,313,410
Footwear Manufacturing - 1.6%
11,000	Crocs, Inc. (a)	1,410,420
General Freight Trucking, Long-Distance, Less Than Truckload - 2.4%
17,574	ArcBest Corp.	2,106,244
General Medical and Surgical Hospitals - 2.3%
24,623	Tenet Healthcare Corp. (a)	2,011,453
Information Services - 2.1%
5,754	Gartner, Inc. (a)	1,923,677
Investment Banking and Securities Dealing - 2.1%
48,018	Jefferies Financial Group, Inc.	1,863,098
Iron and Steel Mills and Ferroalloy Manufacturing - 2.1%
16,548	Nucor Corp.	1,888,954
Jewelry Stores - 1.8%
18,273	Signet Jewelers Ltd. ADR	1,590,299
Manufactured Home (Mobile Home) Manufacturing - 2.0%
22,588	Skyline Champion Corp. (a)	1,784,000
New Car Dealers - 4.1%
14,566	AutoNation, Inc. (a)	1,702,037
18,229	Penske Automotive Group, Inc.	1,954,513
		3,656,550
Pipeline Transportation of Natural Gas - 2.0%
34,243	Targa Resources Corp.	1,788,854
Portfolio Management - 9.8%
10,713	Affiliated Managers Group, Inc.	1,762,396
22,168	Ares Management Corp.	1,801,593
12,627	Blackstone, Inc.	1,633,808
32,523	Carlyle Group, Inc.	1,785,513
24,219	KKR & Co., Inc.	1,804,316
		8,787,626
Research and Development in the Physical, Engineering, and Life Sciences - 2.1%
4,888	Charles River Laboratories International, Inc. (a)	1,841,701
Sales Financing - 2.2%
2,902	Credit Acceptance Corp. (a)	1,995,647
Software Publishers - 11.0%
19,138	Apollo Medical Holdings, Inc. (a)	1,406,260
17,182	Asana, Inc. (a)	1,280,918
4,714	Atlassian Corp. PLC ADR (a)	1,797,401
5,345	Fortinet, Inc. (a)	1,920,993
13,092	Workiva, Inc. (a)	1,708,375
5,203	Zscaler, Inc. (a)	1,671,880
		9,785,827
Supermarkets and Other Grocery (except Convenience) Stores - 1.7%
51,023	Albertsons Cos., Inc.	1,540,384
Turbine and Turbine Generator Set Units Manufacturing - 1.7%
4,293	Generac Holdings, Inc. (a)	1,510,793
	TOTAL COMMON STOCKS (Cost $85,624,801)	88,721,531

MONEY MARKET FUNDS - 0.8%
718,463	First American Government Obligations Fund - Class X, 0.03% (b)	718,463
	TOTAL MONEY MARKET FUNDS (Cost $718,463)	718,463

	TOTAL INVESTMENTS (Cost $86,343,264) - 100.2%	89,439,994
	Other Liabilities in Excess of Assets - (0.2%)	(146,143)
	TOTAL NET ASSETS - 100.0%	$89,293,851

Percentages are stated as a percent of net assets.

(a)	Non-Income producing security.
(b)	Rate shown is the 7-day effective yield.

Alpha Architect International Quantitative Momentum ETF
Schedule of Investments
December 31, 2021 (Unaudited)

Shares		Value

COMMON STOCKS - 99.7%
Australia - 8.1%
15,843	Domino’s Pizza Enterprises Ltd.	$1,360,478
201,469	IGO Ltd.	1,681,254
127,109	Pinnacle Investment Management Group Ltd.	1,443,580
33,342	Pro Medicus Ltd.	1,514,663
		5,999,975
Belgium - 2.2%
5,566	VGP N.V.	1,622,242
Cayman Islands - 1.9%
397,071	SITC International Holdings Co., Ltd.	1,436,015
Denmark - 2.0%
13,524	Novo Nordisk A/S	1,521,749
Finland - 2.1%
35,843	Valmet OYJ	1,539,247
France - 4.0%
6,370	Capgemini SE	1,562,856
797	Hermes International	1,393,741
		2,956,597
Germany - 2.0%
13,518	Eckert & Ziegler Strahlen- und Medizintechnik AG	1,448,220
1	Nordex SE (a)	16
		1,448,236
Israel - 10.3%
149,600	Bank Leumi Le-Israel BM	1,609,585
162,825	ICL Group Ltd.	1,571,713
235,104	Israel Discount Bank Ltd.	1,583,518
8,975	Kornit Digital Ltd. ADR (a)	1,366,444
39,673	Mizrahi Tefahot Bank Ltd.	1,531,308
		7,662,568
Italy - 4.2%
21,612	Interpump Group S.p.A.	1,585,807
7,712	Reply S.p.A.	1,569,004
		3,154,811
Japan - 22.5%
3,400	BayCurrent Consulting, Inc.	1,315,309
33,000	Daiseki Co., Ltd.	1,465,965
37,400	Descente Ltd.	1,376,936
27,100	Ebara Corp.	1,505,425
18,300	Jeol Ltd.	1,462,027
33,700	Kawasaki Kisen Kaisha Ltd.	2,027,332
435,100	Mitsubishi Motors Corp. (a)	1,214,180
25,100	Mitsui OSK Lines Ltd.	1,863,462
22,000	Nippon Yusen KK	1,675,389
25,000	Open House Co., Ltd.	1,308,354
31,400	RENOVA, Inc. (a)	568,328
9,900	Toei Animation Co., Ltd.	985,439
		16,768,146
Jersey - 2.0%
485,136	Man Group PLC	1,493,231
Netherlands - 1.9%
6,497	IMCD N.V.	1,440,162
Norway - 4.2%
58,407	Equinor ASA	1,564,541
45,020	Nordic Semiconductor ASA (a)	1,521,362
		3,085,903
Spain - 2.1%
38,842	Fluidra S.A.	1,556,599
Sweden - 19.9%
36,881	Alfa Laval AB	1,487,288
38,491	Avanza Bank Holding AB	1,415,054
25,077	EQT AB	1,368,159
34,711	Getinge AB	1,517,708
51,481	LIFCO AB	1,542,231
10,887	MIPS AB	1,430,122
105,047	NIBE Industrier AB	1,589,737
36,514	Sagax AB	1,232,461
338,695	SSAB AB (a)	1,709,555
25,322	Thule Group AB	1,535,652
		14,827,967
Switzerland - 4.2%
1,997	Bachem Holding AG	1,569,197
3,961	Sonova Holding AG	1,555,362
		3,124,559
United Kingdom - 6.1%
17,987	Ashtead Group PLC	1,446,653
10,989	Croda International PLC	1,505,261
70,305	St James’s Place PLC	1,602,037
		4,553,951
	TOTAL COMMON STOCKS (Cost $71,059,898)	74,191,958

MONEY MARKET FUNDS - 0.4%
318,169	First American Government Obligations Fund - Class X, 0.03% (b)	318,169
	TOTAL MONEY MARKET FUNDS (Cost $318,169)	318,169

	TOTAL INVESTMENTS (Cost $71,378,067) - 100.1%	74,510,127
	Other Liabilities in Excess of Assets - (0.1%)	(111,544)
	TOTAL NET ASSETS - 100.0%	$74,398,583

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt

PLC - Public Limited Company

(a)	Non-Income producing security.
(b)	Rate shown is the 7-day effective yield.

Alpha Architect Value Momentum Trend ETF
Schedule of Investments
December 31, 2021 (Unaudited)

Shares		Value

INVESTMENT COMPANIES - 100.4%
International Developed Equity - 56.5%
414,206	Alpha Architect International Quantitative Momentum ETF (a)(b)	$14,004,305
457,680	Alpha Architect International Quantitative Value ETF (a)(b)	12,041,561
		26,045,866
U.S. Equity - 43.9%
188,557	Alpha Architect U.S. Quantitative Momentum ETF (a)(b)	9,461,055
289,992	Alpha Architect U.S. Quantitative Value ETF (a)(b)	10,781,902
		20,242,957
	TOTAL INVESTMENT COMPANIES (Cost $42,542,640)	46,288,823

MONEY MARKET FUNDS - 0.4%
191,824	First American Government Obligations Fund - Class X, 0.03% (c)	191,824
	TOTAL MONEY MARKET FUNDS (Cost $191,824)	191,824

	TOTAL INVESTMENTS (Cost $42,734,464) - 100.8%	46,480,647
	TOTAL SECURITIES SOLD SHORT (Proceeds $12,733,804) - (28.3)%	(13,047,662)
	Other Assets in Excess of Liabilities - 27.5%	12,679,759
	TOTAL NET ASSETS - 100.0%	$46,112,744

Percentages are stated as a percent of net assets.

(a)	Affiliated Fund.
(b)	All or a portion of these securities have been segregated as collateral for broker agreements. The total value of securities segregated amounted to $23,744,771.
(c)	Rate shown is the 7-day effective yield.

Alpha Architect Value Momentum Trend ETF
Schedule of Securities Sold Short
December 31, 2021 (Unaudited)

Shares		Value

INVESTMENT COMPANIES - 28.3%
165,832	iShares TR MSCI EAFE ETF	$13,047,662
	TOTAL INVESTMENT COMPANIES (Proceeds $12,733,804)	$13,047,662

ALPHA ARCHITECT ETF TRUST

SIGNIFICANT ACCOUNTING POLICIES

Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If on a particular day an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Securities for which quotations are not readily available are valued by a committee established by the Trust’s Board of Trustees (the “Board”) in accordance with procedures established by the Board. This “fair valuation” process is designed to value the subject security at the price the Trust would reasonably expect to receive upon its current sale. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of “fair value” pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of December 31, 2021, the Funds did hold “fair valued” securities.

As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of each Fund’s investments as of December 31, 2021:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Alpha Architect U.S. Quantitative Value ETF
Assets*
Common Stocks	$247,400,568	$-	$-	$247,400,568
Investments purchased with Proceeds from Securites Lending	101,827	-	-	101,827
Money Market Funds	508,007	-	-	508,007
Total Investments in Securities	$248,010,402	$-	$-	$248,010,402

Alpha Architect International Quantitative Value ETF
Assets*
Common Stocks	$132,345,568	$-	$2,700,977	$135,046,545
Money Market Funds	474,843	-	-	474,843
Total Investments in Securities	$132,820,411	$-	$2,700,977	$135,521,388

Alpha Architect U.S. Quantitative Momentum ETF
Assets*
Common Stocks	$88,721,531	$-	$-	$88,721,531
Money Market Funds	718,463	-	-	718,463
Total Investments in Securities	$89,439,994	$-	$-	$89,439,994

Alpha Architect International Quantitative Momentum ETF
Assets*
Common Stocks	$74,191,958	$-	$-	$74,191,958
Money Market Funds	318,169	-	-	318,169
Total Investments in Securities	$74,510,127	$-	$-	$74,510,127

Alpha Architect Value Momentum Trend ETF
Assets*
Investment Companies	$46,288,823	$-	$-	$46,288,823
Money Market Funds	191,824	-	-	191,824
Total Investments in Securities	$46,480,647	$-	$-	$46,480,647
Liabilities*
Investment Companies	$(13,047,662)	$-	$-	$(13,047,662)
Total Investments in Securites	$(13,047,662)	$-	$-	$(13,047,662)

*	For further detail on each asset class, see the Schedule of Investments and Schedule of Securities Sold Short.

During the fiscal period ended December 31, 2021, there were transfers between Levels 1 and 3 during the reporting period. Transfers from Level 1 to Level 3 occurred because quoted prices were unavailable for the securities. Below is a reconciliation that details the activity of securities classified as Level 3 during the period ended December 31, 2021.

Alpha Architect International Quantitative Value ETF
Rights
Value, Beginning of Period	$-
Purchases	2,617,303
Proceeds from Sales	-
Net Realized Gains (Losses)	-
Return of Capital	-
Change in Unrealized Appreciation (Depreciation)	83,674
Transfers In/(Out) of Level 3	-
Value, End of Period	2,700,977

TRANSACTIONS WITH AFFILIATES:

The Alpha Architect Value Momentum Trend ETF’s transactions with affiliates represent holdings for which it and the underlying exchange-traded funds have the same investment adviser. The Alpha Architect Value Momentum Trend ETF had the following transactions with such affiliated Alpha Architect ETFs (i.e., the Alpha Architect U.S. Quantitative Value ETF, Alpha Architect International Quantitative Value ETF, Alpha Architect U.S. Quantitative Momentum ETF, and Alpha Architect International Quantitative Momentum ETF) during the fiscal period ended December 31, 2021:

	Alpha Architect U.S. Quantitative Value ETF	Alpha Architect International Quantitative Value ETF	Alpha Architect U.S. Quantitative Momentum ETF	Alpha Architect International Quantitative Momentum ETF	Total
Value, Beginning of Period	$9,861,507	$12,294,640	$9,237,459	$14,032,799	$45,426,405
Purchases	125,000	140,038	110,148	163,028	538,214
Proceeds from Sales	(62,129)	(73,363)	(58,176)	(84,581)	(278,249)
Net Realized Gains (Losses)	20,927	(4,967)	26,308	12,582	54,850
Change in Unrealized Appreciation (Depreciation)	836,597	(314,787)	145,316	(119,523)	547,603
Value, End of Period	$10,781,902	$12,041,561	$9,461,055	$14,004,305	$46,288,823
Dividend Income	79,389	305,088	11,666	146,904	543,047
Capital Gains Distributions	-	-	-	-	-

	Alpha Architect U.S. Quantitative Value ETF	Alpha Architect International Quantitative Value ETF	Alpha Architect U.S. Quantitative Momentum ETF	Alpha Architect International Quantitative Momentum ETF
Shares, Beginning of Period	288,306	455,020	187,461	411,798
Number of Shares Purchased	3,372	5,320	2,192	4,816
Number of Shares Sold	(1,686)	(2,660)	(1,096)	(2,408)
Shares, End of Period	289,992	457,680	188,557	414,206